Cover	Jun. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2021
Entity Registrant Name	Mammoth Energy Services, Inc.
Entity File Number	001-37917
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0498321
Entity Address, Address Line One	14201 Caliber Drive,
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Oklahoma City,
Entity Address, State or Province	OK
City Area Code	(405)
Local Phone Number	608-6007
Entity Address, Postal Zip Code	73134
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TUSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001679268
Amendment Flag	false